March 25, 2008

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:
Pre-Effective Amendment No. 2
Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life
(File No. 333-146508)
(File No. 811-8537)

Commissioners:

        On behalf of Protective Life and Annuity Insurance Company (the "Company") and the Variable Annuity Account A of Protective Life(the "Account"), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 as amended, (the "Act") and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Pre-Effective Amendment No. 2 to the above-referenced Registration Statement on Form N-4 for the Company and the Account.

        The amendment includes updated information regarding the Company including financial statements as well as certain stylistic, editorial and other updating changes.

        If you have any questions regarding this letter or the enclosed Pre-Effective Amendment No. 2, please contact the undersigned at (205) 268-3581.

Sincerely,
/s/ MAX BERUEFFY Max Berueffy Senior Associate Counsel

Enclosure
80367

cc:
Elisabeth Bentzinger